Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000166019 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000166019 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000166019 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000166019 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000166019 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000166019 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000166019 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000166019 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000166019 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000166019 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000166019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000166019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000166019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[2]
C000166019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
C000166019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000166019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[2]
C000166019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[2]
C000166019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000166019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[2]
C000166019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[2]
C000166019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000166019 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000166019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000160935 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000160935 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000160935 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000160935 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000160935 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000160935 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000160935 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000160935 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000160935 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000160935 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000160935 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000160935 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000160935 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[4]
C000160935 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
C000160935 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000160935 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[4]
C000160935 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[4]
C000160935 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000160935 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000160935 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[4]
C000160935 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000160935 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000160935 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000160934 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000160934 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000160934 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000160934 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000160934 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000160934 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000160934 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000160934 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000160934 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000160934 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000160934 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000160934 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000160934 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[6]
C000160934 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
C000160934 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000160934 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[6]
C000160934 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[6]
C000160934 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000160934 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[6]
C000160934 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[6]
C000160934 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000160934 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000160934 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000160936 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000160936 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000160936 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000160936 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000160936 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000160936 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000160936 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000160936 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000160936 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
C000160936 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000160936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000160936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000160936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[8]
C000160936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[8]
C000160936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000160936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[8]
C000160936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[8]
C000160936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000160936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[8]
C000160936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[8]
C000160936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000160936 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000160936 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.